Note 20 - Segment Profit or Loss (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Network Service and Systems Integration Business [Member]
Operating Income (Loss)	¥ 5,127,807	¥ 4,334,946	¥ 5,274,753
ATM Operation Business [Member]
Operating Income (Loss)	1,148,922	886,340	578,794
Intersegment Eliminations [Member]
Operating Income (Loss)	(136,375)	(146,048)	(130,235)
Operating Income (Loss)	¥ 6,140,354	¥ 5,075,238	¥ 5,723,312